Dear Shareholder: The Victory Prospectus for the following Funds is being revised to reflect the proposed plan to reorganize the Victory Investment Quality Bond Fund (the Fund) into the Intermediate Income Fund. The information in this Supplement is important and is part of your Prospectus.

                             The Victory Portfolios

                            Limited Term Income Fund
                            Intermediate Income Fund
                                 Fund for Income
                          Investment Quality Bond Fund

                         Supplement dated August 6, 2001
                    To the Prospectus Dated February 27, 2001




The Board of Trustees of The Victory Portfolios has approved a plan to reorganize the Victory Investment Quality Bond Fund (the Fund) into the Victory Intermediate Income Fund. The Plan of Reorganization is subject to the approval of shareholders of record of the Fund as of the close of business on June 15, 2001, at a meeting scheduled for September 13, 2001. If approved, shares of the Fund would be exchanged for shares of the Victory Intermediate Income Fund on or around October 12, 2001, based on the respective net asset values of the funds.








Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.

Dear Shareholder: The Victory Prospectus for the following Funds is being revised to reflect the proposed plan to reorganize the Victory U.S. Government Obligations Fund (the Fund) into the Victory Gradison Government Reserves Fund. The information in this Supplement is important and is part of your Prospectus.

                             The Victory Portfolios

                        U.S. Government Obligations Fund
                             Prime Obligations Fund
                             Financial Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund


                         Supplement dated August 6, 2001
                    To the Prospectus Dated February 27, 2001




The Board of Trustees of The Victory Portfolios has approved a plan to reorganize the Victory U.S. Government Obligations Fund (the Fund) into the Victory Gradison Government Reserves Fund. The Plan of Reorganization is subject to the approval of shareholders of record of the Fund as of the close of business on June 15, 2001, at a meeting scheduled for September 13, 2001 If approved, shares of the Fund would be exchanged for shares of the Victory Gradison Government Reserves Fund on or around October 12, 2001.








Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.